Tax Status	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan adopted its current pre-approved plan which has received an opinion letter from the Internal Revenue Service (IRS) dated June 30, 2020, which indicates the plan was designed and in compliance with the applicable requirements of the IRC. Although The Plan has been amended since receiving the opinion letter, The Plan Administrator and the Plan's tax counsel believe that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC, and therefore, believe that the plan is qualified and the related trust is tax-exempt.